Net loss per share	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Earnings Per Share [Abstract]
Net loss per share

Note 9. Net loss per share

Basic and diluted net loss per share attributable to common stockholders was calculated as follows (in thousands except for share and per share amounts:

	Three months Ended June 30,		Six months Ended June 30,
	2026	2025	2026	2025
Numerator:
Net loss per share attributable to common stockholders	$(2,849)	$(3,786)	(3,805)	(4,039)
Denominator:
Weighted-average common shares outstanding - basic and diluted	28,965,344	7,270,964	28,952,133	7,270,964
Net loss per share attributable to Fusemachines Inc. common stockholders - basic and diluted	(0.10)	(0.52)	(0.13)	(0.56)

The following outstanding shares of potentially dilutive securities were excluded from the computation of diluted net loss per share for the periods presented because including them would have been antidilutive:

	June 30,	December 31,
	2026	2025
Common Stock Warrants	92,211	92,211
Stock options (1)	589,192	686,880
SPAC public and private placement warrants (2) (refer note 16)	13,458,750	13,458,750
Equity Share warrant (Refer note 15)	2,108,070	2,108,070
Issuance of warrants pursuant to conversion of convertible note (refer note 5)	30,000	30,000
Restricted stock units (RSU) (Refer note 8)	1,217,210	-
	17,495,433	16,375,911

(1)	Includes 6,772 stock options as of December 31, 2025 that were early exercised in exchange for non-recourse promissory notes. (Refer to “Note 8 - Stock-based Compensation “).

(2)	The SPAC public and private placement warrants were outstanding at CSLM Holding, Inc. prior to the business combination and were classified as equity and included in APIC in CSLM’s historical financial statements. The warrants became exercisable for shares of Fusemachines Inc. common stock 30 days after the consummation of the business combination and were excluded from diluted net loss per share as their inclusion would have been antidilutive.

The Company has also entered into a contingent obligation to issue 45,000 shares of its common stock to a certain vendor in connection with an outstanding accounts payable balance as part of a settlement agreement (refer to “Note 11 - Commitment and Contingencies”). The issuance of common stock is contingent upon the completion the Merger (refer to “Note 1 - Organization”). Further during the year ended December 31, 2025, upon the closing of the business combination, the Company settled its obligation under the Second Agreement through the issuance of 29,610 shares of Fusemachines Inc. common stock, reflecting the application of the 0.6580 conversion ratio to the 45,000 shares of the Company’s common stock, and a partial cash payment of approximately $110 thousand. Further during the six-month ended June 30, 2026, the Company made the cash payment of approximately $ 50 thousand. The remaining $48 thousand obligation is still outstanding in accounts payable as of June 30, 2026, in the unaudited condensed consolidated interim balance sheet.

Fusemachines Inc. and Subsidiaries Notes to the Condensed Consolidated Interim Financial Statements

Note 15. Net loss per share

Basic and diluted net loss per share attributable to common stockholders was calculated as follows (in thousands except for share and per share amounts-

	Year Ended December 31,
	2025	2024
Numerator:
Net loss	$(928)	$(15,383)
Denominator:
Weighted-average common shares outstanding - basic and diluted	11,525,384	6,958,570
Net loss per share attributable to Fusemachines Inc. common stockholders - basic and diluted	(0.08)	(2.21)

The following outstanding shares of potentially dilutive securities were excluded from the computation of diluted net loss per share for the periods presented because including them would have been antidilutive:

	December 31,	December 31,
	2025	2024
Convertible Preferred Stock (as converted to common stock)	-	5,950,673
Common Stock Warrants	92,211	92,211
Stock options (1)	686,880	1,700,058
SPAC public and private placement warrants (2) (refer note 24)	13,458,750	-
Equity Share warrant (refer note 22)	2,108,070	-
Issuance of warrants pursuant to conversion of convertible note (refer note 10)	30,000	-
	16,375,911	7,742,942

(1)	Includes 6,772 stock options as of December 31, 2024, that were early exercised in exchange for non-recourse promissory notes. (Refer to “Note 14 - Stock-based Compensation “).

(2)	The SPAC public and private placement warrants were outstanding at CSLM Acquisition Corp. prior to the business combination and were classified as equity and included in APIC in CSLM’s historical financial statements. The warrants became exercisable for shares of Fusemachines Inc. common stock 30 days after the consummation of the business combination and were excluded from diluted net loss per share as their inclusion would have been antidilutive

The Convertible Notes were also outstanding as of December 31, 2024, which could obligate the Company to issue preferred shares upon the occurrence of various future events at prices and in amounts that are not determinable until the occurrence of those future events. Because the necessary conditions for the conversion of the Convertible Notes have not been satisfied as of December 31, 2024, the Company has excluded the Convertible Notes from the table above and the calculation of diluted net loss per share. (Refer to “Note 10 - Long-Term Debt “)

The Company has also entered into a contingent obligation to issue 45,000 shares of its common stock to a certain vendor in connection with an outstanding accounts payable balance as part of a settlement agreement (refer to “Note 17 - Commitment and Contingencies”). The issuance of common stock is contingent upon the completion the Merger (refer to “Note 1 - Organization”). As the Merger had not taken place as of December 31, 2024, the conditions for the issuance of common stock have not been satisfied. Accordingly, the Company has excluded the common stock shares arising from this contingent obligation from the table above and the calculation of diluted net loss per share. Upon the closing of the business combination, the Company settled its obligation under the Second Agreement through the issuance of 29,610 shares of Fusemachines Inc. common stock, reflecting the application of the 0.6580 conversion ratio to the 45,000 shares of the Company’s common stock, and a partial cash payment of approximately $110 thousand. The remaining $98 thousand obligation is still outstanding and is reflected in accounts payable as of December 31, 2025.

Fusemachines Inc. and Subsidiaries Notes to the Consolidated Financial Statements